Related party transactions	6 Months Ended
Jun. 30, 2012
Related party transactions
4.	Related party transactions:

Prior to the acquisition, the ultimate beneficial owners of the Manager also directly and indirectly owned common shares, or common shares and preferred shares, of the Company.

The Company had management agreements with the Manager for the provision of certain technical, strategic and administrative services for fees:

•

Technical Services - The Manager was responsible for providing ship operating services to the Company in exchange for a fixed fee per day per vessel as described below. The technical services fee does not include certain extraordinary items, as defined in the management agreements.

•

Administrative and Strategic Services - The Manager provided administrative and strategic services to the Company for the management of the business for a fixed fee of $72,000 per year. The Company also reimbursed all reasonable expenses incurred by the Manager in providing these services to the Company.

The following are technical service fees that were charged under the Management Agreements in place up to the acquisition date:

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in whole amounts, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

The following table summarizes the amounts incurred for the period from January 1, 2012 to the date of acquisition and for the three and six months ended June 30, 2011:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Costs incurred under the Management Agreements:
Technical services	$—	$33,040	$9,712	$63,707
Dry-dock activities included in technical services	—	1,435	419	2,766
Administrative and strategic services	—	18	5	36
Reimbursed expenses	—	966	305	1,830
Construction supervision	—	734	100	1,222
Costs incurred with the Manager and parties related thereto:
Consulting services	—	42	—	84

As at June 30, 2012, the Company had due from related parties of $1,408,000 (December 31, 2011- nil).